Interest Rate Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Interest Rate Derivative Instruments

6. Interest Rate Derivative Instruments

The Company entered into interest rate swap agreements with a notional amount of $150 million on February 8, 2012, which were designated as cash flow hedges for hedge accounting, and matured on September 28, 2014. For derivative instruments that are accounted for as hedges, the change in fair value for the effective portions of qualifying hedges is recorded through other comprehensive income (loss). The total amount of unrealized gains recorded in other comprehensive income (loss) for the nine months ended September 30, 2013 was $0.2 million, with no unrealized gains or losses recorded for the nine months ended September 30, 2014. Interest expense related to payments on interest rate swaps for the three and nine months ended September 30, 2014 was $0.2 million and $0.5 million, respectively, and $0.1 million and $0.4 million for the three and nine months ended September 30, 2013, respectively.

As the interest rate swaps matured in September 2014, there were no amounts outstanding on the consolidated balance sheet relating to interest rate swaps as of September 30, 2014. At December 31, 2013 the value of the interest rate swaps was a liability of $0.5 million. This value was determined using Level 2 inputs within the valuation hierarchy.

6.    Interest Rate Derivative Instruments

As discussed in Note 5, the Company entered into interest rate cap and swap agreements with a notional amount of $150 million on February 8, 2012. Derivatives that were entered into in September 2006 did not qualify for hedge accounting treatment, and therefore were not accounted for as hedges. Those derivative instruments were settled in February 2012 and were replaced by derivative instruments designated as cash flow hedges for hedge accounting. In addition, an interest rate cap of an additional $50 million was in place as of December 31, 2013 with a capped LIBOR rate of 3% through December 18, 2015. For derivative instruments that are accounted for as hedges, or for the effective portions of qualifying hedges, the change in fair value is recorded through other comprehensive income (loss). The total amount of unrealized gains recorded in other comprehensive income (loss) was $0.3 million for the year ended December 31, 2013, compared to the total amount of unrealized losses of $0.8 million for the year ended December 31, 2012.

Interest expense related to payments on interest rate swaps for the years ended December 31, 2013, 2012 and 2011 were $0.5 million, $0.5 million and $4.8 million, respectively.

As of December 31, 2013 and 2012, the value of the interest rate swaps was a liability of $0.5 million and $0.8 million, respectively. These values were determined using Level 2 inputs within the valuation hierarchy.

Qualitytech, LP [Member]
Interest Rate Derivative Instruments

6. Interest Rate Derivative Instruments

The Company entered into interest rate swap agreements with a notional amount of $150 million on February 8, 2012, which were designated as cash flow hedges for hedge accounting, and matured on September 28, 2014. For derivative instruments that are accounted for as hedges, the change in fair value for the effective portions of qualifying hedges is recorded through other comprehensive income (loss). The total amount of unrealized gains recorded in other comprehensive income (loss) for the nine months ended September 30, 2013 was $0.2 million, with no unrealized gains or losses recorded for the nine months ended September 30, 2014. Interest expense related to payments on interest rate swaps for the three and nine months ended September 30, 2014 was $0.2 million and $0.5 million, respectively, and $0.1 million and $0.4 million for the three and nine months ended September 30, 2013, respectively.

As the interest rate swaps matured in September 2014, there were no amounts outstanding on the consolidated balance sheet relating to interest rate swaps as of September 30, 2014. At December 31, 2013 the value of the interest rate swaps was a liability of $0.5 million. This value was determined using Level 2 inputs within the valuation hierarchy.

6.    Interest Rate Derivative Instruments

As discussed in Note 5, the Company entered into interest rate cap and swap agreements with a notional amount of $150 million on February 8, 2012. Derivatives that were entered into in September 2006 did not qualify for hedge accounting treatment, and therefore were not accounted for as hedges. Those derivative instruments were settled in February 2012 and were replaced by derivative instruments designated as cash flow hedges for hedge accounting. In addition, an interest rate cap of an additional $50 million was in place as of December 31, 2013 with a capped LIBOR rate of 3% through December 18, 2015. For derivative instruments that are accounted for as hedges, or for the effective portions of qualifying hedges, the change in fair value is recorded through other comprehensive income (loss). The total amount of unrealized gains recorded in other comprehensive income (loss) was $0.3 million for the year ended December 31, 2013, compared to the total amount of unrealized losses of $0.8 million for the year ended December 31, 2012.

Interest expense related to payments on interest rate swaps for the years ended December 31, 2013, 2012 and 2011 were $0.5 million, $0.5 million and $4.8 million, respectively.

As of December 31, 2013 and 2012, the value of the interest rate swaps was a liability of $0.5 million and $0.8 million, respectively. These values were determined using Level 2 inputs within the valuation hierarchy.